Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Components of Lease Expenses	The components of lease expense are summarized as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Operating lease cost	$6,530	$4,504	$4,450
Short term lease cost	714	969	882
Variable lease cost	609	587	352
Sublease income	(348)	(36)	(582)
Total lease cost	$7,505	$6,024	$5,102

Summary of Information Related To Leases

Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,342	$4,727	$3,672
Right-of-use assets obtained in exchange for new operating lease liabilities	25,700	4,887	3,695
Weighted-average remaining lease term (in years):
Operating leases	5.8	3.2	2.2
Weighted-average discount rate:
Operating leases	7.1%	9.4%	5.5%

Summary of Maturity of Lease Liability

As of December 31, 2025, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2026	$6,919
2027	6,168
2028	5,971
2029	5,412
2030	4,711
Thereafter	8,358
Total minimum lease payments	37,539
Less: Imputed interest	(7,044)
Present value of lease liabilities	$30,495